Loans and Borrowings	12 Months Ended
Jun. 30, 2020
Financial instruments [Abstract]
Loans and Borrowings
Loans and Borrowings

Accounting Policy

Loans and borrowings are classified as other financial liabilities and are measured at fair value at initial recognition and subsequently at amortized cost. Transactions costs are deferred and amortized over the term of the liability.

On July 1, 2019, the Company adopted IFRS 16: Leases (Note 2(i)(i)) which replaced IAS 17: Leases.

As at June 30, 2020, the Company had the following loans and borrowings:

	Note	June 30, 2020	June 30, 2019
		$	$
Term loan credit facilities	16(a)	113,921	139,900
Debentures		4	18
Lease liabilities	16(b)	90,284	1,326
Total loans and borrowings		204,209	141,244
Current portion		(120,508)	(13,758)
Long-term portion		83,701	127,486

(a)	Credit facilities

The changes in the carrying value of current and non-current credit facilities are as follows:

	Term loan credit facilities	Revolving credit facility
	$	$
Balance, June 30, 2018	10,637	—
Additions	150,985	—
Deferred financing fee	(3,744)	—
Assumed on acquisition	6,003	—
Gain on debt modification	(1,886)	—
Accretion	5,760	—
Interest payments	(6,479)	—
Principal repayments	(21,376)	—
Balance, June 30, 2019	139,900	—
Current portion	(13,398)	—
Long-term portion	126,502	—

Balance, June 30, 2019	139,900	—
Additions	64,394	22,000
Deferred financing fee	(1,937)	—
Gain on debt modification	(1,287)	—
Accretion	12,497	108
Interest payments	(6,516)	(108)
Principal repayments	(93,130)	(22,000)
Balance, June 30, 2020	113,921	—
Current portion	(113,921)	—
Long-term portion	—	—

On August 29, 2018, the Company entered into a secured credit agreement (as amended, the “Credit Agreement”) with Bank of Montreal (“BMO”) and certain lenders to establish a credit facility (as amended, the “Credit Facility”). Under the original terms of the Credit Facility, we had access to an aggregate of $200.0 million in funds that are available through a $50.0 million revolving credit facility (“Facility A”) and a $150.0 million non-revolving facility (“Facility B”).

On September 4, 2019, the Company executed an amendment and upsized its existing $200.0 million Credit Facility to $360.9 million (the “First Amended and Restated Credit Agreement”). The First Amended and Restated Credit Agreement consisted of an additional $160.9 million comprised of a $64.4 million non-revolving facility (“Facility C”), a $96.5 million non-revolving facility (“Facility D”) which represented capital committed for the construction of Aurora Sun, and an additional option to increase the amended credit facility by $39.1 million subject to certain customary terms and conditions.

On March 25, 2020, the Company executed an amendment to the First Amended and Restated Credit Agreement (the “First Amendment to the First Amended and Restated Credit Agreement”) which reduces the overall borrowing capacity to $264.4 million by eliminating Facility D, as a result of the Company halting construction on Aurora Sun. In conjunction with the First Amendment to the First Amended and Restated Credit Agreement, the Company utilized its $45.0 million restricted cash collateral balance to repay and permanently reduce the outstanding term loan balance under Facility C.

On March 27, 2020, the Company drew $22.0 million under Facility A which bears interest at a rate of 4.70%, based on a Canadian prime rate of 2.45% plus an applicable margin of 2.25%, payable monthly. During the year ended June 30, 2020, the Company repaid the $22.0 million principal drawn under Facility A plus any unpaid and accrued interest. Draws under Facility A are subject to a borrowing base limit determined based on certain eligible receivables less certain statutory payables. As at June 30, 2020, $41.6 million of total borrowing capacity remains undrawn under Facility A, of which $10.0 million is available to the Company.

As of June 30, 2020, the Company had a total of $1.4 million of letters of credit and no principal outstanding under Facility A, $113.8 million principal outstanding under Facility B, and $3.7 million principal outstanding under Facility C. In accordance with IFRS 9, the amounts outstanding under the amended Credit Facility were initially recorded at fair value and subsequently accounted for at amortized cost based on the effective interest rate.

During the year ended June 30, 2020, the Company sold all of its shares in Alcanna for gross proceeds of $27.6 million Note 5(c), of which $10.0 million was used to repay the principal outstanding under Facility C immediately and another $10.0 million was used to repay the principal outstanding under Facility C and Facility B on August 31, 2020. As of August 31, 2020, the Company’s Facility C had been fully repaid and canceled.

Under the terms of the First Amended and Restated Credit Agreement, the Company is subject to certain customary financial and non-financial covenants and restrictions. The Credit Facility matures on August 29, 2021 and has a first ranking general security interest in the assets of Aurora and the loans can be repaid at any time without penalty at Aurora’s discretion. Interest and standby fees are accrued at variable rates based on the Company’s borrowing elections and certain financial metrics.

Under the terms of the First Amended and Restated Credit Agreement and the First Amendment to the First Amended and Restated Credit Agreement, the Company can elect, at its sole discretion, to receive advances under Facility A, Facility B and Facility C through certain availment options, which includes prime rate loans and bankers’ acceptances with maturity dates up to six months that, at the discretion of the Company, roll over upon their maturities unless Aurora elects to convert the then outstanding principal into prime rate loans at any time before August 29, 2021. During the six months ended December 31, 2019, the Company rolled over its advances for Facility B and C using the bankers’ acceptances with 3-month maturity dates at an average rate of 5.33% (year ended June 30, 2019 - 5.22%). Subsequent to December 31, 2019, the Company elected to revert back to prime rate loans for Facility B and Facility C to take advantage of a lower interest rate of 4.70%. In accordance with IFRS 9, the loan conversions were determined to be a non-substantial modifications of the loan terms. As a result, the Company recognized gains of $1.3 million in the consolidated statement of comprehensive loss for the year ended June 30, 2020 (year ended June 30, 2019 – $1.9 million), with a corresponding adjustment to the carrying value of the Credit Facility. The gains were determined based on the difference between the original contractual cash flows and the modified expected cash flows, which was discounted at the original effective interest rate.

The First Amendment to the First Amended and Restated Credit Agreement reformulated the financial covenants governing the Credit Facility, and as of the execution of the First Amendment to the First Amended and Restated Credit Agreement, the Company was required meet the following financial covenants:

•
Total funded debt to shareholders’ equity is not to exceed 0.20:1 at any time. Total funded debt includes all obligations (except those noted below) which constitute debt and is calculated as the total principal outstanding under Facility A, Facility B, Facility C, the January 24, 2019 Senior Notes, total obligations under capital leases determined in accordance with IAS 17: Leases, and other obligations secured by Purchase-Money Security Interests, capitalized interest, the redemption price of any securities which are redeemable at the option of the holder, and any aggregate actual hedge liability. Total funded debt excludes accounts payable, payroll accruals, accruals in respect of normal business expenses and future income taxes;

•
Maintenance of a minimum $35.0 million unrestricted cash balance at any time. Unrestricted cash is defined as the amount of cash held in bank accounts of secured companies maintained by BMO that are not subject to any lien or any other restriction that would prevent the Company from using such cash for operating purposes in the ordinary course of business, less any outstanding principal drawn under Facility A; and

•
Achievement of quarterly minimum EBITDA thresholds beginning in the quarter ending September 30, 2020. For the purposes of this calculation, EBITDA is defined as the consolidated net income of the Company excluding the following: extraordinary or non-recurring income (expenses) and gains (losses), non‐cash gains (losses) (such as unrealized foreign exchange gains (losses)) and income of the unsecured subsidiaries (except to the extent that dividends in respect of such income have been paid in cash by such unsecured subsidiaries to a secured company); plus the following amounts (to the extent such amounts were deducted in determining such consolidated net income, and without duplication): (a) Interest, fees and expenses paid in connection with permitted funded debt; (b) income and capital taxes; (c) depreciation and amortization; (d) non‐cash charges and expenses such as unrealized foreign exchange losses and charges relating to the impairment of goodwill and other intangible assets; (e) non‐cash share‐based compensation; (f) extraordinary non-recurring expenses or losses to the extent approved by the lenders in writing; and (g) any other expenses approved in writing by the lenders in their discretion. The minimum thresholds were as follows:

(i)	for the fiscal quarter ended September 30,2020: $5.0 million;

(ii)	for the fiscal quarter ended December 31,2020: $5.0 million;

(iii)	for the fiscal quarter ended March 31, 2021: $16.0 million;

(iv)	for the fiscal quarter ended June 30, 2021: $25.0 million; and

(v)	for the twelve month fiscal period ending June 30, 2021: $51.0 million

As of June 30, 2020, the Company had a total funded debt to shareholders’ equity ratio of 0.25:1 and an unrestricted cash balance of $143.9 million. As the Company exceeded its funded debt to shareholders’ equity covenant, all amounts outstanding under the Credit Facility were classified as a current liability in accordance with IAS 1 - Presentation of Financial Statements.

On September 9, 2020, the Company executed an amendment to the First Amendment to the First Amended and Restated Credit Agreement (the “Second Amendment to the First Amended and Restated Credit Agreement”) which restructures existing financial covenants and retroactively applies to and remedies the Company’s covenant breach as at June 30, 2020. Under the Second Amendment to the First Amended and Restated Credit Agreement, the Company is required to meet the following financial covenants:

•
Total funded debt to shareholders’ equity is not to exceed 0.28:1 for the quarters ending June 30, 2020 and September 30, 2020, and shall be reduced to 0.25:1 for the quarter ending December 31, 2020 onwards. For the purposes of calculating the total funded debt to shareholders’ equity ratio, shareholders’ equity excludes the $172.3 million loss from the induced conversion of the March 2018 Debentures (Note 15(ii));

•
Total senior funded debt to EBITDA is not to exceed 3.00:1 at June 30, 2021. Total senior funded debt is defined as total funded debt of the Aurora and its subsidiaries, other than subordinated debt and such convertible notes as agreed to be excluded by the Lenders;

•	Maintenance of a minimum $35.0 million unrestricted cash balance at any time; and

•	Achievement of quarterly minimum EBITDA thresholds as follows:

(i)	for the fiscal quarter ended September 30,2020: $(11.0) million;

(ii)	for the fiscal quarter ended December 31,2020: $4.0 million;

(iii)	for the fiscal quarter ended March 31, 2021: $10.0 million;

(iv)	for the fiscal quarter ended June 30, 2021: $17.0 million; and

(v)	for the twelve month fiscal period ending June 30, 2021: $20.0 million.

Under the Second Amendment to the First Amended and Restated Credit Agreement effective September 9, 2020, the Company is in compliance with all amended and effective covenants. As this amendment was executed subsequent to June 30, 2020, the Company continues to classify the credit facilities as a current liability as at June 30, 2020 in accordance with IAS 1 - Presentation of Financial Statements.

(b)	Lease liabilities

The following is a continuity schedule of lease liabilities:

$
Balance, June 30, 2018	448
Lease additions	985
Assumed on acquisition	298
Lease payments	(405)
Balance, June 30, 2019	1,326
Current portion	(360)
Long-term portion	966

Balance, June 30, 2019	1,326
IFRS 16 transition (1)	95,464
Lease additions	9,465
Disposal of leases	(2,123)
Lease payments	(13,468)
Lease term reduction and other items (2)	(6,108)
Changes due to foreign exchange rates	185
Interest expense on lease liabilities	5,543
Balance, June 30, 2020	90,284
Current portion	(6,587)
Long-term portion	83,697

(1)	Effective July 1, 2019, the Company adopted IFRS 16 Leases (Note 2(i)(i)).

(2)
As part of the Company’s restructuring activities (Note 3), management re-assessed the likelihood of executing renewal options of its existing leases which resulted in a reduction of the assessed lease term of several of the Company’s leases.

For the year ended June 30, 2020, the Company recorded $5.5 million rent expense, of which $0.8 million, $4.7 million, and $0.04 million was attributed to short-term leases, variable leases, and low-value leases, respectively.